UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22906
Virtus Alternative Solutions Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Select MLP and Energy Fund
Class A / VLPAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class A / VLPAX	$71	1.40%
KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$54,553
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Common Stocks & MLP Interests		98%
Diversified	39%
Natural Gas Pipelines	20%
Liquefied Natural Gas	12%
Electric, LDC & Power	10%
Petroleum Transportation & Storage	8%
Downstream/Other	6%
Gathering/Processing	3%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8152
Virtus Duff & Phelps Select MLP and Energy Fund

Virtus Duff & Phelps Select MLP and Energy Fund
Class C / VLPCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class C / VLPCX	$109	2.15%
KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$54,553
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Common Stocks & MLP Interests		98%
Diversified	39%
Natural Gas Pipelines	20%
Liquefied Natural Gas	12%
Electric, LDC & Power	10%
Petroleum Transportation & Storage	8%
Downstream/Other	6%
Gathering/Processing	3%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8153
Virtus Duff & Phelps Select MLP and Energy Fund

Virtus Duff & Phelps Select MLP and Energy Fund
Class I / VLPIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class I / VLPIX	$58	1.15%
KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$54,553
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Common Stocks & MLP Interests		98%
Diversified	39%
Natural Gas Pipelines	20%
Liquefied Natural Gas	12%
Electric, LDC & Power	10%
Petroleum Transportation & Storage	8%
Downstream/Other	6%
Gathering/Processing	3%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8154
Virtus Duff & Phelps Select MLP and Energy Fund

Virtus KAR Long/Short Equity Fund
Class A / VLSAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class A / VLSAX	$107	2.24%
KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$53,492
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Common Stocks		120%
Financials	42%
Industrials	25%
Information Technology	15%
Consumer Discretionary	11%
Health Care	10%
Communication Services	10%
Consumer Staples	7%
Securities Sold Short		(20)%
Industrials	(6)%
Consumer Discretionary	(6)%
Information Technology	(4)%
Financials	(3)%
Real Estate	(1)%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.
Material Fund Changes
On June 3, 2025, the Board of Trustees of Virtus Alternative Solutions Trust voted to approve a Plan of Liquidation for the KAR Long/Short Equity Fund (the "Fund"), pursuant to which the Fund will be liquidated on or about July 25, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8215
Virtus KAR Long/Short Equity Fund

Virtus KAR Long/Short Equity Fund
Class C / VLSCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class C / VLSCX	$143	2.99%
KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$53,492
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Common Stocks		120%
Financials	42%
Industrials	25%
Information Technology	15%
Consumer Discretionary	11%
Health Care	10%
Communication Services	10%
Consumer Staples	7%
Securities Sold Short		(20)%
Industrials	(6)%
Consumer Discretionary	(6)%
Information Technology	(4)%
Financials	(3)%
Real Estate	(1)%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.
Material Fund Changes
On June 3, 2025, the Board of Trustees of Virtus Alternative Solutions Trust voted to approve a Plan of Liquidation for the KAR Long/Short Equity Fund (the "Fund"), pursuant to which the Fund will be liquidated on or about July 25, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8216
Virtus KAR Long/Short Equity Fund

Virtus KAR Long/Short Equity Fund
Class I / VLSIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class I / VLSIX	$96	1.99%
KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$53,492
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Common Stocks		120%
Financials	42%
Industrials	25%
Information Technology	15%
Consumer Discretionary	11%
Health Care	10%
Communication Services	10%
Consumer Staples	7%
Securities Sold Short		(20)%
Industrials	(6)%
Consumer Discretionary	(6)%
Information Technology	(4)%
Financials	(3)%
Real Estate	(1)%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.
Material Fund Changes
On June 3, 2025, the Board of Trustees of Virtus Alternative Solutions Trust voted to approve a Plan of Liquidation for the KAR Long/Short Equity Fund (the "Fund"), pursuant to which the Fund will be liquidated on or about July 25, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8217
Virtus KAR Long/Short Equity Fund

Virtus KAR Long/Short Equity Fund
Class R6 / VLSRX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class R6 / VLSRX	$92	1.91%
KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$53,492
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Common Stocks		120%
Financials	42%
Industrials	25%
Information Technology	15%
Consumer Discretionary	11%
Health Care	10%
Communication Services	10%
Consumer Staples	7%
Securities Sold Short		(20)%
Industrials	(6)%
Consumer Discretionary	(6)%
Information Technology	(4)%
Financials	(3)%
Real Estate	(1)%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.
Material Fund Changes
On June 3, 2025, the Board of Trustees of Virtus Alternative Solutions Trust voted to approve a Plan of Liquidation for the KAR Long/Short Equity Fund (the "Fund"), pursuant to which the Fund will be liquidated on or about July 25, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8218
Virtus KAR Long/Short Equity Fund

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7a.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ALTERNATIVE SOLUTIONS  TRUST

April 30, 2025
Virtus Duff & Phelps Select MLP and Energy Fund
Virtus KAR Long/Short Equity Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
April 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange–Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks & MLP Interests—97.4%
Diversified—38.2%
Energy Transfer LP	171,774	$ 2,841
Enterprise Products Partners LP	63,489	1,899
Keyera Corp.	32,212	1,000
Kinder Morgan, Inc.	96,849	2,547
MPLX LP	52,365	2,667
ONEOK, Inc.	31,073	2,553
Pembina Pipeline Corp.	62,851	2,401
Targa Resources Corp.	28,936	4,945
		20,853

Downstream/Other—6.2%
Chart Industries, Inc.(1)	5,109	690
Kodiak Gas Services, Inc.	41,162	1,400
Sunoco LP	22,263	1,294
		3,384

Electric, LDC & Power—10.4%
Alliant Energy Corp.	21,632	1,321
CMS Energy Corp.	9,037	666
Entergy Corp.	10,188	847
NiSource, Inc.	35,398	1,384
OGE Energy Corp.	16,641	755
Southern Co. (The)	7,354	676
		5,649

Gathering/Processing—2.6%
Hess Midstream LP Class A	16,929	629
	Shares	Value

Gathering/Processing—continued
Kinetik Holdings, Inc. Class A	18,779	$ 777
		1,406

Liquefied Natural Gas—12.3%
Cheniere Energy, Inc.	24,544	5,672
Golar LNG Ltd.	24,068	1,023
		6,695

Natural Gas Pipelines—19.5%
DT Midstream, Inc.	36,325	3,531
TC Energy Corp.	71,013	3,580
Williams Cos., Inc. (The)	60,162	3,523
		10,634

Petroleum Transportation & Storage—8.2%
Enbridge, Inc.	48,754	2,276
Plains GP Holdings LP Class A(1)	80,859	1,507
South Bow Corp.	28,467	703
		4,486

Total Common Stocks & MLP Interests (Identified Cost $40,881)		53,107

Total Long-Term Investments—97.4% (Identified Cost $40,881)		53,107

	Shares	Value

Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.207%)(2)	1,150,189	$ 1,150
Total Short-Term Investment (Identified Cost $1,150)		1,150

TOTAL INVESTMENTS—99.5% (Identified Cost $42,031)		$54,257
Other assets and liabilities, net—0.5%		296
NET ASSETS—100.0%		$54,553

Abbreviations:
LP	Limited Partnership
MLP	Master Limited Partnership

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	80%
Canada	18
Bermuda	2
Total	100%
† % of total investments as of April 30, 2025.
The following table summarizes the value of the Fund’s investments as of April 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at April 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks & MLP Interests	$53,107	$53,107
Money Market Mutual Fund	1,150	1,150
Total Investments	$54,257	$54,257
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at April 30, 2025.
There were no transfers into or out of Level 3 related to securities held at April 30, 2025.
See Notes to Financial Statements

KAR Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Communication Services—8.0%
Alphabet, Inc. Class C	12,816	$ 2,062
Trade Desk, Inc. (The) Class A(1)	40,927	2,195
		4,257

Consumer Discretionary—8.6%
Home Depot, Inc. (The)(2)	5,632	2,030
Pool Corp.(2)	8,813	2,584
		4,614

Consumer Staples—6.1%
Celsius Holdings, Inc.(1)	59,993	2,097
Lamb Weston Holdings, Inc.	22,233	1,174
		3,271

Financials—33.9%
Jack Henry & Associates, Inc.(2)	11,127	1,930
LPL Financial Holdings, Inc.	5,442	1,740
Moody’s Corp.	5,513	2,498
MSCI, Inc. Class A	1,997	1,089
Primerica, Inc.	14,021	3,674
Ryan Specialty Holdings, Inc. Class A	37,361	2,448
Triumph Financial, Inc.(1)	36,210	1,934
Visa, Inc. Class A(2)	8,133	2,810
		18,123

Health Care—8.1%
Cooper Cos., Inc. (The)(1)	20,685	1,689
West Pharmaceutical Services, Inc.	4,855	1,026
Zoetis, Inc. Class A(2)	10,284	1,609
		4,324

Industrials—20.7%
Lennox International, Inc.	4,053	2,216
Old Dominion Freight Line, Inc.	10,177	1,560
TransUnion	28,301	2,348
	Shares	Value

Industrials—continued
UL Solutions, Inc. Class A	20,835	$ 1,191
Verisk Analytics, Inc. Class A(2)	6,972	2,067
Watts Water Technologies, Inc. Class A	8,087	1,680
		11,062

Information Technology—11.9%
CDW Corp.	9,703	1,558
Intuit, Inc.	3,958	2,483
nCino, Inc.(1)	100,464	2,331
		6,372

Total Common Stocks (Identified Cost $36,414)		52,023

Total Long-Term Investments—97.3% (Identified Cost $36,414)		52,023

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—97.3% (Identified Cost $36,414)		52,023

Securities Sold Short(3)—(16.4)%
Consumer Discretionary—(4.6)%
Cricut, Inc. Class A	(143,194)	(713)
Mister Car Wash, Inc.(4)	(73,617)	(505)
ODP Corp. (The)(4)	(41,379)	(566)
RH(4)	(3,726)	(686)
		(2,470)

Financials—(2.3)%
American Coastal Insurance Corp.	(44,067)	(504)
Baldwin Insurance Group, Inc. (The) Class A(4)	(17,216)	(716)
		(1,220)

Industrials—(4.7)%
ACCO Brands Corp.	(208,852)	(806)
	Shares	Value

Industrials—continued
Deluxe Corp.	(59,160)	$ (864)
MillerKnoll, Inc.	(24,706)	(405)
Werner Enterprises, Inc.	(17,974)	(443)
		(2,518)

Information Technology—(3.4)%
Adeia, Inc.	(103,263)	(1,271)
Meridianlink, Inc.(4)	(31,418)	(532)
		(1,803)

Real Estate—(1.4)%
Compass, Inc. Class A(4)	(95,428)	(737)
Total Securities Sold Short (Proceeds $(12,560))		(8,748)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—80.9% (Identified Cost $23,854)		$43,275
Other assets and liabilities, net—19.1%		10,217
NET ASSETS—100.0%		$53,492

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	All or portion segregated as collateral for securities sold short. The value of securities segregated as collateral is $11,665.
(3)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
(4)	No dividend expense on security sold short.
See Notes to Financial Statements

KAR Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at April 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$52,023	$52,023
Total Assets	52,023	52,023
Liabilities:
Securities Sold Short:
Common Stocks	(8,748)	(8,748)
Total Liabilities	(8,748)	(8,748)
Total Investments, Net of Securities Sold Short	$43,275	$43,275
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at April 30, 2025.
There were no transfers into or out of Level 3 related to securities held at April 30, 2025.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
April 30, 2025
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Assets
Investment in securities at value(1)	$54,257	$52,023
Foreign currency at value(2)	37	—
Cash	903	1,038
Due from broker	—	9,253
Receivables
Fund shares sold	60	1
Dividends and interest	122	9
Tax reclaims	—(a)	—
Tax receivable	1	—
Prepaid Trustees’ retainer	1	1
Prepaid expenses	31	53
Other assets	7	7
Total assets	55,419	62,385
Liabilities
Securities sold short at value(3)	—	8,748
Payables
Fund shares repurchased	222	55
Investment securities purchased	546	—
Investment advisory fees	27	42
Distribution and service fees	8	—(a)
Administration and accounting fees	11	11
Transfer agent and sub-transfer agent fees and expenses	9	18
Professional fees	15	12
Trustee deferred compensation plan	7	7
Interest expense and/or commitment fees	—(a)	—(a)
Other accrued expenses	21	—
Total liabilities	866	8,893
Commitments and contingencies (Note 3D)	—	—
Net Assets	$54,553	$53,492
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$41,993	$32,959
Accumulated earnings (loss)	12,560	20,533
Net Assets	$54,553	$53,492

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
April 30, 2025
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Net Assets:
Class A	$33,805	$707
Class C	$857	$103
Class I	$19,891	$51,861
Class R6	$—	$821
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,089,138	43,881
Class C	53,469	6,735
Class I	1,241,911	3,166,087
Class R6	—	50,098
Net Asset Value and Redemption Price Per Share:*
Class A	$16.18	$16.10
Class C	$16.03	$15.27
Class I	$16.02	$16.38
Class R6	$—	$16.39
Maximum Offering Price Per Share (NAV/(1-5.50%)):
Class A	$17.12	$17.04
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$42,031	$36,414
(2) Foreign currency at cost	$37	$—
(3) Securities sold short proceeds	$—	$12,560

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED April 30, 2025
($ reported in thousands)
	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Investment Income
Dividends	$1,127	$224
Less: return of capital distributions	(427)	—
Interest	—	200
Foreign taxes withheld	(38)	—
Total investment income	662	424
Expenses
Investment advisory fees	238	365
Distribution and service fees, Class A	38	1
Distribution and service fees, Class C	4	1
Administration and accounting fees	38	41
Transfer agent fees and expenses	13	12
Sub-transfer agent fees and expenses, Class A	15	—(a)
Sub-transfer agent fees and expenses, Class C	—(a)	—(a)
Sub-transfer agent fees and expenses, Class I	13	43
Custodian fees	—(a)	—(a)
Printing fees and expenses	9	14
Professional fees	20	21
Interest expense and/or commitment fees	—(a)	—(a)
Registration fees	25	19
Trustees’ fees and expenses	2	3
Miscellaneous expenses	5	7
Total expenses	420	527
Dividend and interest expense on securities sold short	—	127
Total expenses, including dividend and interest expense on securities sold short	420	654
Less net expenses reimbursed and/or waived by investment adviser(1)	(73)	(73)
Net expenses	347	581
Net investment income (loss)	315	(157)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	422	3,356
Securities sold short	—	(226)
Foreign currency transactions	(1)	—
Net change in unrealized appreciation (depreciation) on:
Investments	240	(8,983)
Securities sold short	—	2,268
Foreign currency transactions	—(a)	—
Net realized and unrealized gain (loss) on investments	661	(3,585)
Net increase (decrease) in net assets resulting from operations	$976	$(3,742)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Duff & Phelps Select MLP and Energy Fund		KAR Long/Short Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$315	$398	$(157)	$45
Net realized gain (loss)	421	4,597	3,130	5,004
Net change in unrealized appreciation (depreciation)	240	6,673	(6,715)	7,023
Increase (decrease) in net assets resulting from operations	976	11,668	(3,742)	12,072
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(389)	(145)	(51)	(8)
Class C	(6)	(5)	(10)	(1)
Class I	(234)	(211)	(3,928)	(570)
Class R6	—	—	(56)	(6)
Return of Capital:
Class A	—	(313)	—	—
Class C	—	(10)	—	—
Class I	—	(455)	—	—
Total dividends and distributions to shareholders	(629)	(1,139)	(4,045)	(585)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	14,904	7,335	(52)	(387)
Class C	139	(6)	(21)	(25)
Class I	(3,501)	(5,647)	(832)	(19,821)
Class R6	—	—	129	59
Increase (decrease) in net assets from capital transactions	11,542	1,682	(776)	(20,174)
Net increase (decrease) in net assets	11,889	12,211	(8,563)	(8,687)
Net Assets
Beginning of period	42,664	30,453	62,055	70,742
End of Period	$54,553	$42,664	$53,492	$62,055
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (including dividend and interest expense on securities sold short)(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Duff & Phelps Select MLP and Energy Fund
Class A
11/1/24 to 4/30/25(8)	$15.72	0.09	0.56	0.65	(0.19)	—	—	(0.19)	0.46	$16.18	4.09%	$33,805	1.40%	1.67%	1.10%	25%
11/1/23 to 10/31/24	11.61	0.14	4.41	4.55	(0.14)	(0.30)	—	(0.44)	4.11	15.72	39.47	19,380	1.40	1.73	1.04	46
11/1/22 to 10/31/23	11.75	0.06	0.18	0.24	(0.29)	(0.09)	—	(0.38)	(0.14)	11.61	2.16	8,600	1.44 (9)	1.73	0.52	44
11/1/21 to 10/31/22	9.37	0.04	2.69	2.73	—	(0.35)	—	(0.35)	2.38	11.75	29.24	8,668	1.42 (9)	1.60	0.34	43
11/1/20 to 10/31/21	5.19	(0.01)	4.49	4.48	(0.08)	(0.22)	—	(0.30)	4.18	9.37	86.75	2,117	1.40	2.02	(0.14)	49
11/1/19 to 10/31/20	8.09	0.06	(2.65)	(2.59)	—	(0.31)	—	(0.31)	(2.90)	5.19	(32.15)	317	1.40	3.11	0.95	41
Class C
11/1/24 to 4/30/25(8)	$15.57	0.03	0.55	0.58	(0.12)	—	—	(0.12)	0.46	$16.03	3.74%	$857	2.15%	2.43%	0.34%	25%
11/1/23 to 10/31/24	11.49	0.03	4.37	4.40	(0.10)	(0.22)	—	(0.32)	4.08	15.57	38.47	708	2.15	2.51	0.24	46
11/1/22 to 10/31/23	11.59	(0.02)	0.17	0.15	(0.19)	(0.06)	—	(0.25)	(0.10)	11.49	1.36	527	2.19 (9)	2.50	(0.22)	44
11/1/21 to 10/31/22	9.25	(0.02)	2.62	2.60	—	(0.26)	—	(0.26)	2.34	11.59	28.17	743	2.16 (9)	2.32	(0.16)	43
11/1/20 to 10/31/21	5.12	(0.07)	4.45	4.38	(0.07)	(0.18)	—	(0.25)	4.13	9.25	85.81	297	2.15	2.77	(0.83)	49
11/1/19 to 10/31/20	8.01	0.02	(2.64)	(2.62)	—	(0.27)	—	(0.27)	(2.89)	5.12	(32.76)	79	2.15	3.85	0.28	41
Class I
11/1/24 to 4/30/25(8)	$15.54	0.11	0.56	0.67	(0.19)	—	—	(0.19)	0.48	$16.02	4.29%	$19,891	1.15%	1.45%	1.36%	25%
11/1/23 to 10/31/24	11.45	0.16	4.36	4.52	(0.14)	(0.29)	—	(0.43)	4.09	15.54	39.79	22,576	1.15	1.48	1.22	46
11/1/22 to 10/31/23	11.59	0.09	0.17	0.26	(0.31)	(0.09)	—	(0.40)	(0.14)	11.45	2.36	21,326	1.19 (9)	1.49	0.76	44
11/1/21 to 10/31/22	9.22	0.09	2.62	2.71	—	(0.34)	—	(0.34)	2.37	11.59	29.48	25,578	1.17 (9)	1.36	0.90	43
11/1/20 to 10/31/21	5.10	0.02	4.42	4.44	(0.08)	(0.24)	—	(0.32)	4.12	9.22	87.52	22,478	1.15	1.78	0.28	49
11/1/19 to 10/31/20	7.99	0.08	(2.63)	(2.55)	—	(0.34)	—	(0.34)	(2.89)	5.10	(32.03)	4,364	1.15	2.79	1.30	41

KAR Long/Short Equity Fund
Class A
11/1/24 to 4/30/25(8)	$18.47	(0.07)	(1.06)	(1.13)	—	—	(1.24)	(1.24)	(2.37)	$16.10	(6.57) %	$707	2.24% (10)	2.50%	(0.78) %	10%
11/1/23 to 10/31/24	15.70	(0.03)	2.94	2.91	—	—	(0.14)	(0.14)	2.77	18.47	18.58	855	2.30 (10)	2.29	(0.18)	31
11/1/22 to 10/31/23	15.87	— (11)	0.52	0.52	—	—	(0.69)	(0.69)	(0.17)	15.70	3.44	1,077	2.15 (10)	2.40	—	13
11/1/21 to 10/31/22	18.99	(0.20)	(2.85)	(3.05)	—	—	(0.07)	(0.07)	(3.12)	15.87	(16.18)	1,202	2.19 (9)(10)	2.31	(1.16)	26
11/1/20 to 10/31/21	16.44	(0.29)	2.98	2.69	—	—	(0.14)	(0.14)	2.55	18.99	16.47	5,578	2.23 (10)	2.31	(1.59)	19
11/1/19 to 10/31/20	12.69	(0.20)	4.00	3.80	—	—	(0.05)	(0.05)	3.75	16.44	30.01	1,210	2.32 (10)	2.51	(1.34)	33
Class C
11/1/24 to 4/30/25(8)	$17.65	(0.13)	(1.01)	(1.14)	—	—	(1.24)	(1.24)	(2.38)	$15.27	(6.95) %	$103	2.99% (10)	3.26%	(1.55) %	10%
11/1/23 to 10/31/24	15.12	(0.16)	2.83	2.67	—	—	(0.14)	(0.14)	2.53	17.65	17.70	141	3.04 (10)	3.22	(0.93)	31
11/1/22 to 10/31/23	15.41	(0.12)	0.52	0.40	—	—	(0.69)	(0.69)	(0.29)	15.12	2.73	144	2.90 (10)	2.98	(0.77)	13
11/1/21 to 10/31/22	18.59	(0.30)	(2.81)	(3.11)	—	—	(0.07)	(0.07)	(3.18)	15.41	(16.80)	367	2.93 (9)(10)	2.96	(1.82)	26
11/1/20 to 10/31/21	16.21	(0.40)	2.92	2.52	—	—	(0.14)	(0.14)	2.38	18.59	15.65	456	3.00 (10)	3.01	(2.29)	19
11/1/19 to 10/31/20	12.61	(0.28)	3.93	3.65	—	—	(0.05)	(0.05)	3.60	16.21	29.01	504	3.09 (10)	3.28	(2.02)	33
Class I
11/1/24 to 4/30/25(8)	$18.76	(0.05)	(1.08)	(1.13)	(0.01)	—	(1.24)	(1.25)	(2.38)	$16.38	(6.44) %	$51,861	1.99% (10)	2.24%	(0.54) %	10%
11/1/23 to 10/31/24	15.91	0.01	2.98	2.99	—	—	(0.14)	(0.14)	2.85	18.76	18.84	60,262	2.04 (10)	2.20	0.07	31
11/1/22 to 10/31/23	16.03	0.04	0.53	0.57	—	—	(0.69)	(0.69)	(0.12)	15.91	3.72	68,898	1.91 (10)	2.02	0.24	13
11/1/21 to 10/31/22	19.14	(0.14)	(2.90)	(3.04)	—	—	(0.07)	(0.07)	(3.11)	16.03	(15.95)	100,256	1.94 (9)(10)	2.04	(0.83)	26
11/1/20 to 10/31/21	16.53	(0.24)	2.99	2.75	—	—	(0.14)	(0.14)	2.61	19.14	16.75	153,771	1.98 (10)	2.07	(1.31)	19
11/1/19 to 10/31/20	12.72	(0.15)	4.01	3.86	—	—	(0.05)	(0.05)	3.81	16.53	30.41	109,819	2.07 (10)	2.30	(1.05)	33
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (including dividend and interest expense on securities sold short)(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
KAR Long/Short Equity Fund (Continued)
Class R6
11/1/24 to 4/30/25(8)	$18.84	(0.04)	(1.09)	(1.13)	(0.08)	—	(1.24)	(1.32)	(2.45)	$16.39	(6.45) %	$821	1.91% (10)	2.09%	(0.47) %	10%
11/1/23 to 10/31/24	15.96	0.02	3.00	3.02	—	—	(0.14)	(0.14)	2.88	18.84	18.97	797	1.97 (10)	2.06	0.11	31
11/1/22 to 10/31/23	16.07	0.05	0.53	0.58	—	—	(0.69)	(0.69)	(0.11)	15.96	3.78	623	1.83 (10)	1.88	0.32	13
11/1/21 to 10/31/22	19.17	(0.12)	(2.91)	(3.03)	—	—	(0.07)	(0.07)	(3.10)	16.07	(15.87)	519	1.85 (9)(10)	1.88	(0.72)	26
11/1/20 to 10/31/21	16.54	(0.24)	3.01	2.77	—	—	(0.14)	(0.14)	2.63	19.17	16.86	376	1.90 (10)	1.92	(1.30)	19
11/1/19 to 10/31/20	12.73	(0.13)	3.99	3.86	—	—	(0.05)	(0.05)	3.81	16.54	30.39	132	2.07 (10)	2.24	(0.95)	33

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the KAR Long/Short Equity Fund for Class A are 1.80%, 1.81%, 1.80%, 1.81%, 1.80% and 1.80%, for Class C is 2.55%, 2.56%, 2.55%, 2.56%, 2.55% and 2.55%, for Class I is 1.55%, 1.56%, 1.55%, 1.56%, 1.55% and 1.55% and for Class R6 is 1.48%, 1.49%, 1.48%, 1.50%, 1.48% and 1.48% for the six months ended April 30, 2025, years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(11)	Amount is less than $0.005 per share.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2025
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of four funds of which two (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are non-diversified. There is no guarantee that a Fund will achieve its objective(s).
Both of the Funds offer Class A shares, Class C shares and Class I shares. The KAR Long/Short Equity Fund also offers Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Duff & Phelps Select MLP and Energy Fund invests in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	MLP Risk
Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
H.	Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.
In addition, in accordance with the terms of its prime brokerage agreement, KAR Long/Short Equity Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend and interest expense on securities sold short” on the Statements of Operations.
I.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At April 30, 2025, the Funds had no securities on loan.
J.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025
accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, LLC (“VAIA”) as the investment adviser to each Fund. As a result, also effective January 1, 2025, VFA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly- owned indirect subsidiaries of Virtus. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Funds’ subadviser or the portfolio managers managing the Funds.

	First $1 Billion	$1+ Billion
Duff & Phelps Select MLP and Energy Fund	0.90%	0.85%
KAR Long/Short Equity Fund	1.25	1.20
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Funds they serve as of the end of the period are as follows: Duff & Phelps Investment Management Co., an indirect wholly-owned subsidiary of Virtus, for Duff & Phelps Select MLP and Energy Fund; and Kayne Anderson Rudnick Investment Management, LLC, an indirect wholly-owned subsidiary of Virtus, for KAR Long/Short Equity Fund.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 28, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Select MLP and Energy Fund	1.40%	2.15%	1.15%	N/A
KAR Long/Short Equity Fund	1.80	2.55	1.55	1.48%
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending April 30:

	Expiration
Fund	2025	2026	2027	2028	Total
Duff & Phelps Select MLP and Energy Fund
Class A	$ 8	$ 28	$ 38	$ 41	$ 115
Class C	1	3	2	1	7
Class I	29	75	74	31	209

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025
	Expiration
Fund	2025	2026	2027	2028	Total
KAR Long/Short Equity Fund
Class A	$2	$3	$1	$1	$7
Class C	— (1)	— (1)	— (1)	— (1)	— (1)
Class I	73	105	107	71	356
Class R6	— (1)	— (1)	1	1	2
(1)	Amount is less than $500 (not in thousands).
During the six months ended April 30, 2025, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended April 30, 2025, it retained net commissions of $4 for Class A shares and CDSC of $—(1) for Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended April 30, 2025, the Funds incurred administration fees totaling $53 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended April 30, 2025, the Funds incurred transfer agent fees totaling $24 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended April 30, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at April 30, 2025.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended April 30, 2025, were as follows:
	Purchases	Sales
Duff & Phelps Select MLP and Energy Fund	$24,431	$12,692
KAR Long/Short Equity Fund	6,610	9,438
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended April 30, 2025.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Select MLP and Energy Fund				KAR Long/Short Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024		Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,373	$23,518	811	$11,576	3	$59	4	$57
Reinvestment of distributions	23	389	30	448	3	51	—(1)	8
Shares repurchased and cross class conversions	(540)	(9,003)	(349)	(4,689)	(8)	(162)	(26)	(452)
Net Increase / (Decrease)	856	$14,904	492	$7,335	(2)	$(52)	(22)	$(387)
Class C
Shares sold and cross class conversions	14	$234	9	$119	—(1)	$—(2)	—(1)	$4
Reinvestment of distributions	—(1)	7	1	15	1	10	—(1)	1
Shares repurchased and cross class conversions	(6)	(102)	(10)	(140)	(2)	(31)	(1)	(30)
Net Increase / (Decrease)	8	$139	—	$(6)	(1)	$(21)	(1)	$(25)
Class I
Shares sold and cross class conversions	210	$3,591	244	$3,284	52	$918	621	$10,576
Reinvestment of distributions	14	228	34	493	224	3,912	33	568
Shares repurchased and cross class conversions	(435)	(7,320)	(689)	(9,424)	(322)	(5,662)	(1,774)	(30,965)
Net Increase / (Decrease)	(211)	$(3,501)	(411)	$(5,647)	(46)	$(832)	(1,120)	$(19,821)
Class R6
Shares sold and cross class conversions	—	$—	—	$—	6	$95	4	$65
Reinvestment of distributions	—	—	—	—	3	56	—(1)	5
Shares repurchased and cross class conversions	—	—	—	—	(1)	(22)	(1)	(11)
Net Increase / (Decrease)	—	$—	—	$—	8	$129	3	$59
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of April 30, 2025, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Duff & Phelps Select MLP and Energy Fund	19%	1
KAR Long/Short Equity Fund	86	1
*	None of the accounts are affiliated.
Note 7. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
The Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At April 30, 2025, the Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Duff & Phelps Select MLP and Energy Fund	Diversified	39%
KAR Long/Short Equity Fund	Financials	42
KAR Long/Short Equity Fund	Industrials	25
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At April 30, 2025, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a Secured Overnight Funding Rate (“SOFR”) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended April 30, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. This Credit Agreement has a scheduled termination date of July 3, 2025, however, the Funds may request at any time and from time to time to extend the termination date by 364 days.
At April 30, 2025, the Funds did not have outstanding borrowings.
Note 11. Federal Income Tax Information
($ reported in thousands)
At April 30, 2025, the approximate cost basis and aggregate unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Select MLP and Energy Fund	$ 41,337	$ 13,556	$ (636)	$ 12,920
KAR Long/Short Equity Fund	38,183	16,612	(2,772)	13,840
KAR Long/Short Equity Fund (Short sales)	(12,560)	4,423	(611)	3,812
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.
On June 3, 2025, the Board of Trustees of Virtus Alternative Solutions Trust voted to approve a Plan of Liquidation for the KAR Long/Short Equity Fund (the “Fund”), pursuant to which the Fund will be liquidated on or about July 25, 2025.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
OTHER INFORMATION (Unaudited)
April 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the six months ended April 30, 2025, the Funds incurred independent Trustee’s fees totaling $4 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND AND VIRTUS KAR LONG/SHORT EQUITY FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (now known as Virtus Alternative Investment Advisers, LLC) (“VAIA”) and the continuation of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Investment Management Agreements”) among the Trust, VAIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), with respect to Virtus Duff & Phelps Select MLP and Energy Fund; and among the Trust, VAIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Long/Short Equity Fund (each of Duff & Phelps and KAR, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on August 27, 2024, October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Investment Management Agreement, as further discussed below. The Board also authorized the appointment of Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (“VIA”, together with VAIA, the “Advisers”) as adviser to the Funds replacing VAIA effective January 1, 2025, and the transfer to, and assumption by, VIA of VAIA’s rights and obligations pursuant to the Investment Management Agreements, effective January 1, 2025 (the “Transfer and Assumption Agreement”) (together with the Investment Management Agreements, the “Agreements”).
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by each Adviser and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Investment Management Agreements and the approval of the Transfer and Assumption Agreement proposed in connection with a corporate reorganization of the Advisers to streamline and organizationally align the provision of advisory services (the “Reorganization”) would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by the Advisers and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of each Subadviser with the Advisers and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted questions to management and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
With respect to the consideration of the Transfer and Assumption Agreement, the Board considered Management’s discussion of the benefits to shareholders of the Reorganization and Management’s assertion that the Reorganization would not result in a change of control of the Funds’ Adviser or Subadvisers or a change in the management of the Funds, including the personnel providing investment management and other services to the Funds. In considering whether to approve the renewal of the Investment Management Agreements and the Transfer and Assumption Agreement with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VAIA and each of the Subadvisers and to be provided to the Fund by VIA following the Reorganization; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rate and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of each Adviser under the Advisory Agreement; (e) any “fall-out” benefits to the Advisers, the Subadviser and their affiliates (i.e., ancillary benefits realized by VAIA, VIA, the Subadvisers or their affiliates from the applicable Adviser’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to the Advisers and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
OTHER INFORMATION (Unaudited) (Continued)
April 30, 2025
Nature, Extent and Quality of Services
In response to Independent Trustee request, the Trustees received in advance of the Meetings information provided by each Adviser and each Subadviser, including completed questionnaires concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VAIA and the Transfer and Assumption Agreement with VIA, the Board considered that each Adviser is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval as applicable. In considering the Advisory Agreement with VAIA and the Transfer and Assumption Agreement with VIA, the Board also considered each Adviser’s process for supervising and managing the Funds’ subadvisers, including (a) each Adviser’s ability to select and monitor the subadviser(s); (b) each Adviser’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) each Adviser’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. For each Adviser, the Trustees also considered: (a) the experience and capability of the Adviser’s management and other personnel; (b) the financial condition of the Adviser, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of the Adviser’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by the Adviser and its affiliates to the Funds; (e) the Adviser’s supervision of the Funds’ other service providers; and (f) the Adviser’s risk management processes. It was noted that affiliates of the Advisers serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of each Adviser’s management and the quality of the performance of each Adviser’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that each Adviser’s and each Subadviser’s management of the respective Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and each Subadviser and to be provided by VIA were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted each Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VAIA’s focus on each Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to the Funds, and VIA’s representation that it would have the same focus and process for monitoring and responding to any performance issues. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Duff & Phelps Select MLP and Energy Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter and 1-year periods and outperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the first quarter, 1-, 3-, and 5-year periods.
The Board also noted that the Fund’s performance was in the fourth quintile of the comparative performance for the 1-year period, second quintile for the 3-year period and first quintile for the 5-year period.
Virtus KAR Long/Short Equity Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3-year period and outperformed the median of its Performance Universe for the first quarter, 1, and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the first quarter, 1-, 3- and 5-year periods.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
OTHER INFORMATION (Unaudited) (Continued)
April 30, 2025
The Board also noted that the Fund’s performance was in the third quintile of the comparative performance for the 1- and 3-year periods and first quintile for the 5-year period.
After reviewing these and related factors, including factors discussed with respect to any underperformance, the Board concluded that each Fund’s overall performance was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, highest in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also considered information containing comparisons of each Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees.
The Board also noted that both of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by each Adviser out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by each Adviser after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Duff & Phelps Select MLP and Energy Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
Virtus KAR Long/Short Equity Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by the Advisers. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of each Adviser for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by Adviser affiliates. In addition to the fees paid to each Adviser and its affiliates, including the Subadvisers, the Board considered any other benefits derived by each Adviser or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to each Adviser and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by each Adviser and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by each Adviser out of the fees that the respective Adviser receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by each Adviser to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of each Adviser, such profitability might be directly or indirectly shared by each Adviser. The Board concluded that the profitability to the Subadvisers from each Fund was not excessive in light of the quality of the services rendered to the Funds by the Subadvisers as well as other factors.
Economies of Scale
The Board received and discussed information concerning whether each Adviser realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for the Funds included breakpoints based on assets under management, and that expense limitations were also in place for all of the Funds. The Board also took into account management’s discussion of each Fund’s advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that the Advisers had agreed to implement an extension of each Fund’s expense limitations through February 28, 2026. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that the Advisers and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
OTHER INFORMATION (Unaudited) (Continued)
April 30, 2025
With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by each Adviser to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by each Adviser.
Other Factors
The Board considered other benefits that may be realized by each Adviser and each Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Advisers and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of the Advisers and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of the Advisers, there are no other direct benefits to the Subadvisers or the Advisers in providing investment advisory services to the Funds, other than the fees to be earned under the applicable Agreements.
The Board considered that there may be certain indirect or ancillary benefits which may accrue to each Adviser and its affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Counsel, Chief Legal Officer and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8554	06-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	06/26/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	06/26/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date	06/26/2025

*	Print the name and title of each signing officer under his or her signature.